Employee Benefits (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Net defined benefit liability (asset) at beginning of period	€ 244.2
Service cost	3.1
Net interest expense	1.4
Actuarial gains on pension scheme valuations	(83.0)
Benefits paid	(3.7)
Foreign exchange differences on translation	(2.7)
Net defined benefit liability (asset) at end of period	€ 159.3
Germany
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	3.00%	1.10%
Sweden
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	3.80%	1.80%